Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PACIFIC SELECT FUND
Prospectus Date	rr_ProspectusDate	May 01, 2014
Tactical International Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Tactical International Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	This Fund seeks long-term capital appreciation with an emphasis on managing volatility.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. For the period between December 6, 2013 to December 31, 2013, the portfolio turnover rate was 5% of the average value of the Fund.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	5.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other expenses” are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, that all dividends and distributions are reinvested, and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

This Example does not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if it did. Keep in mind that this is only an estimate; actual expenses and performance may vary.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Equity Portion:

This Fund is designed to be an underlying fund for use by the Portfolio Optimization Portfolios. This Fund seeks to achieve its investment goal by using a tactical investment strategy to gain long or short exposure to the foreign equity markets (as represented by securities that comprise or are expected to correlate with the MSCI EAFE Index). To establish these long or short foreign equity exposures for the Fund, the sub-adviser actively buys and sells derivatives and other instruments based on various foreign indices and currencies (the “Foreign Index Instruments”). These instruments typically include futures contracts, swaps, forwards and options, but may also include physical stocks if derivatives are not liquid or appear to be overvalued. The Foreign Index Instruments are used by the Fund to gain long or short market price and foreign currency exposures to securities that comprise or are expected to correlate with the MSCI EAFE Index. The MSCI EAFE Index (Europe, Australasia, Far East) is a market capitalization-based index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada.

The Fund pursues an investment strategy that is intended to enable the Portfolio Optimization Portfolios, through their investment in the Fund, to manage their volatility over the long term by reducing (but not eliminating) exposure to the foreign equity markets during certain periods of elevated market volatility. Volatility is a measurement of the frequency and level of changes in the value of a financial instrument or index over a period of time without regard to the direction of those changes. Volatility may result from rapid or dramatic price swings and is not a measure of investment performance.

The Fund pursues its investment strategy by adjusting its exposure to the foreign equity markets in response to changes in estimates of those markets’ volatility. As estimated market volatility increases, the sub-adviser may decrease the Fund’s exposure to the foreign equity markets and may obtain short exposure to those markets. As a percentage of the Fund’s net assets, the Fund’s exposure to the foreign equity markets may be up to approximately 100% long when estimated market volatility is modest or low and up to approximately 100% short when estimated market volatility is high. This strategy relies on the observation that higher volatility typically indicates higher risk of market fluctuation and is often associated with declining markets.

In order to arrive at its estimates of future equity market volatility, the sub-adviser uses a quantitative method that relies on volatility measures of various foreign equity markets, among other factors. Based on these volatility estimates, the sub-adviser may buy or sell Foreign Index Instruments in order to increase or decrease the Fund’s net equity exposure.

Debt Portion:

Because the derivatives in the Foreign Index Instruments may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly, the remainder of the Fund’s assets may be invested in debt securities and derivatives (the “debt portion”). The sub-adviser manages the debt portion of the portfolio with a view towards enhancing capital appreciation, subject to maintaining the duration of this portion of the portfolio to between zero and three years. Duration is often used to measure a bond’s sensitivity to interest rates. The longer a Fund’s duration, the more sensitive it is to interest rate risk. The shorter a Fund’s duration, the less sensitive it is to interest rate risk. The debt instruments in which the Fund may invest will be comprised of securities of U.S. and foreign issuers, including mortgage- and asset-backed securities, U.S. Treasuries and U.S. government agency securities, non-U.S. government securities, and corporate bonds and notes, that are primarily rated investment grade by a nationally recognized statistical ratings organization, or, if unrated, determined by the sub-adviser to be of comparable quality. For the debt portion of the portfolio, the derivatives in which the Fund invests may include futures contracts, swaps, options and forward commitments (such as mortgage TBA or “to be announced” transactions), which generally serve as substitutes for the physical debt securities in which the Fund may invest, to manage various risks of the Fund (e.g., using interest rate swaps to adjust interest rate exposures or duration), and to gain exposure to a portion of the debt securities market or an individual issuer. The Fund may also use foreign currency derivatives such as foreign currency futures contracts, options and forwards to gain or reduce exposure to foreign currencies, to shift exposure to foreign currency fluctuations from one country to another or to hedge against fluctuations in currency exchange rates with respect to investments in securities of foreign issuers. Under normal market conditions, the Fund will maintain an average credit quality of investment grade for the debt portion of the portfolio. With respect to the debt portion of the portfolio, the Fund may invest up to 20% of its assets in securities of foreign issuers that are denominated in foreign currencies, including up to 15% of its assets in securities of issuers based in countries with emerging market economies (whether U.S. or non-U.S. dollar-denominated). Further, with respect to the debt portion of the portfolio, the Fund will normally limit its foreign currency exposure (from non-U.S dollar-denominated securities and currencies) to 10% of its assets; to maintain this 10% limit, the sub-adviser will hedge back any non-U.S. dollar-denominated investments exceeding this 10% limit in the debt portion of the portfolio into U.S. dollars by using foreign currency derivatives such as foreign currency futures contracts, options and forwards. In the debt portion of the portfolio, the Fund may invest beyond the above limits in U.S. dollar-denominated securities of non-emerging market foreign issuers. The sub-adviser may sell a debt holding when it fails to perform as expected or when other opportunities appear more attractive.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The Fund may be affected by the following principal risks:
  Active Management Risk: The Manager’s judgments about the value or potential appreciation of an investment may prove to be incorrect or fail to have the intended results, which could adversely impact the Fund’s performance and cause it to underperform relative to other funds with similar investment goals or relative to its benchmark, or not to achieve its investment goal.
  Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations and might not make interest or principal payments on an instrument when those payments are due.
  Currency Risk: Currencies and securities denominated in foreign currencies may be affected by changes in exchange rates between those currencies and the U.S. dollar. Currency exchange rates may be volatile and may fluctuate in response to interest rate changes, the general economic conditions of a country, the actions of the U.S. and foreign governments, central banks, or supranational entities such as the International Monetary Fund, the imposition of currency controls, other political or regulatory conditions in the U.S. or abroad, speculation, or other factors. A decline in the value of a foreign currency relative to the U.S. dollar reduces the value in U.S. dollars of the Fund’s investments in that foreign currency and investments denominated in that foreign currency.
  Debt Securities Risk: Debt securities are subject to many risks, including interest rate risk, market and regulatory risk, credit risk, price volatility risk, and liquidity risk, which may affect their value.
  Derivatives Risk: Derivatives may be riskier than other types of investments and may increase the Fund’s volatility. Derivatives may experience large, sudden or unpredictable changes in liquidity and may be difficult to sell or unwind. Derivatives can also create investment exposure that exceeds the initial amount invested (leverage risk) - consequently, derivatives may experience very large swings in value. The Fund may lose more money using derivatives than it would have lost if it had invested directly in the underlying security or asset on which the value of a derivative is based. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. Derivatives may be difficult to value and may expose the Fund to risks of mispricing. In addition, derivatives are subject to extensive government regulation, which may change frequently and impact the Fund significantly.
  Emerging Markets Risk: Investments in or exposure to investments in emerging market countries (such as many countries in Latin America, Asia, the Middle East, Eastern Europe and Africa), including frontier markets (emerging market countries in an earlier stage of development), may be riskier than investments in or exposure to investments in U.S. and certain developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, a higher degree of political and economic instability, the impact of economic sanctions, less governmental regulation and supervision of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.
  Equity Securities Risk: Stock markets are volatile. Equity securities tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, including a company’s historical and prospective earnings, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. Due to the complexities of markets, events in one market or sector may adversely impact other markets or sectors.
  Foreign Markets Risk: Exposure to foreign markets can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region.
  Forward Commitments Risk: Securities or currencies whose terms are defined on a date in the future or transactions that are scheduled to settle on a date in the future (beyond usual and customary settlement), called forward commitments, as well as when-issued securities, are subject to the risk of default by, or bankruptcy of, a counterparty, which could present the risk of possible loss because of adverse market action, expenses or delays in connection with the purchase or sale of the securities or currencies. In forward commitment or when-issued transactions, if the counterparty fails to consummate the transaction, the Fund may miss the opportunity of obtaining a price or yield considered to be advantageous.
  Interest Rate Risk: The value of bonds, fixed rate loans and short-term money market instruments may fall when interest rates rise. Debt instruments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt instruments with shorter durations or floating or adjustable interest rates. Given the historically low interest rate environment in the U.S., risks associated with rising interest rates are heightened. It is possible that there will be less governmental action in the near future to maintain low interest rates, or that governmental actions will be less effective in maintaining low interest rates. The Federal Reserve’s tapering of its monetary stimulus quantitative easing program, by gradually winding down its bond purchases, may result in periods of dramatic market volatility and may negatively impact the value of debt instruments. The negative impact on debt instruments from resulting rate increases for that and other reasons could be swift and significant, including falling market values, increased redemptions and reduced liquidity. Substantial redemptions from bond and other income funds may worsen that impact. Additionally, new regulations applicable to and changing business practices of broker-dealers that make markets in debt instruments may result in those broker-dealers restricting their market making activities for certain debt instruments, which may reduce the liquidity and increase the volatility of such debt instruments. Floating or adjustable rate instruments (such as most loans) typically have less exposure to interest rate fluctuations and their exposure to interest rate fluctuations will generally be limited to the period of time until the interest rate on the security is reset. There is a risk of lag in the adjustment of interest rates between the periods when these interest rates are reset.
  Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer, such as management, performance, financial leverage and reduced demand for the issuer’s goods or services.
  Large-Capitalization Companies Risk: Large-capitalization companies tend to have more stable prices than small- or mid-capitalization companies, but are still subject to equity securities risk. The prices of large-capitalization companies may not rise as much as the prices of companies with smaller market capitalizations.
  Leverage Risk: Leverage is investment exposure that exceeds the initial amount invested. The loss on a leveraged investment may far exceed the Fund’s principal amount invested. Leverage can magnify the Fund’s gains and losses and therefore increase its volatility. The use of leverage may result in the Fund having to liquidate holdings when it may not be advantageous to do so.
  Market and Regulatory Risk: Events in the financial markets and economy may cause volatility and uncertainty and affect performance. Due to interdependencies between markets, events in one market may adversely impact other markets or issuers in unforeseen ways. In addition, traditionally liquid investments may experience periods of diminished liquidity. Further, market events may affect a single issuer, industry, sector, or the market as a whole. During a general downturn in the financial markets, multiple asset classes may decline in value simultaneously. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments. Future market or regulatory events may impact the Fund in unforeseen ways, such as causing the Fund to alter its existing strategies or potentially, to liquidate and close.
  Mid-Capitalization Companies Risk: Mid-capitalization companies may be riskier, subject to greater price volatility risk and more vulnerable to economic, market and industry changes than larger, more established companies. Mid-capitalization companies may have a shorter history of operations, more limited ability to raise capital, inexperienced management, limited product lines, less capital reserves and liquidity and more speculative prospects for future growth, sustained earnings or market share than larger companies, and are therefore more sensitive to economic, market and industry changes.
  Mortgage-Related and Other Asset-Backed Securities Risk: Mortgage-related and other asset-backed securities are subject to certain risks. The value of these securities will be influenced by the factors affecting the housing market or the market for the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, these securities may decline in value, become difficult to value, become more volatile and/or become illiquid. These securities are also subject to extension risk, where borrowers or issuers may pay principal later than expected, causing these securities to lengthen in duration and be more volatile in rising interest rate conditions. These securities are also subject to prepayment and call risk, where borrowers or issuers, respectively, may pay principal sooner than expected, causing proceeds to be reinvested at lower prevailing interest rates.
  Price Volatility Risk: The value of the Fund’s investments may go up or down rapidly or unpredictably. To the extent the Fund invests in more volatile investments, its value may also go up or down rapidly or unpredictably. Price volatility can be caused by many factors, including changes in the economy or financial markets or for reasons specific to a particular issuer.
  Short Exposure Risk: Taking a short position using derivative instruments in anticipation of a decline in the market price of the underlying reference asset, such as entering into a derivative contract to sell a currency at a predetermined price in the future (forward foreign currency contract) in anticipation of a decline in the market price of the underlying currency, is subject to the risk that the reference asset will increase in value, resulting in a loss. Such loss is theoretically unlimited. Using derivatives to take short positions is also subject to leverage risk.
  U.S. Government Securities Risk: Not all U.S. government securities are backed or guaranteed by the U.S. government and different U.S. government securities are subject to varying degrees of credit risk. There is risk that the U.S. government will not make timely payments on its debt or provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if those entities are not able to meet their financial obligations.
  Volatility Management Risk: There can be no guarantee that the sub-adviser will be successful in managing volatility or that the measurements of volatility used by the sub-adviser will correctly estimate the future volatility of foreign equity markets represented by that are expected to correlate with the MSCI EAFE Index. As such, the Fund may not realize the anticipated benefits from the volatility management strategies as a result of active management risk. The Fund may also forgo gains or incur losses as a result of the implementation of this strategy in extremely low or extremely high volatility markets. The Fund’s volatility management strategy uses derivatives, which are subject to leverage risk and may contribute to sudden or greater losses in value, and thus, the Fund may incur losses that are greater than if the sub-adviser did not employ a volatility management strategy. Further, the Foreign Index Instruments used may have lower than expected correlation to the MSCI EAFE Index.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund incepted on December 6, 2013 and does not have a full calendar year of performance. Thus, a performance bar chart and table are not included for the Fund.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund incepted on December 6, 2013 and does not have a full calendar year of performance. Thus, a performance bar chart and table are not included for the Fund.
Tactical International Portfolio | Class P
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.55%
Other Expenses	rr_OtherExpensesOverAssets	0.04%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.59%
1 year	rr_ExpenseExampleYear01	$ 60
3 years	rr_ExpenseExampleYear03	189
1 year	rr_ExpenseExampleNoRedemptionYear01	60
3 years	rr_ExpenseExampleNoRedemptionYear03	$ 189

[1]	"Other expenses" are based on estimated amounts for the current fiscal year.